FAIR VALUE MEASUREMENTS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	$ 6,873	$ 7,920
Unfunded Commitments	1,193	1,496
Investments of entities classified as held for sale		415
Private equity funds:
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	4,100	4,265
Unfunded Commitments	1,181	1,474
Expected remaining lives that funds in some cases extend beyond (in years)	10
Investment redemption notice period (in days/years)	1 year
Private equity funds: | Expected remaining lives of less than 3 years
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
First threshold level of remaining lives (in years)	3
Percentage of hedge fund investments that cannot be redeemed, either in whole or in part	32.00%
Private equity funds: | Expected remaining lives of less than 3 to 7 years
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Second threshold level of remaining lives (in years)	7
Percentage of hedge fund investments that cannot be redeemed, either in whole or in part	55.00%
Private equity funds: | Expected remaining lives of less than 7 to 10 years
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Third threshold level of remaining lives (in years)	10
Percentage of hedge fund investments that cannot be redeemed, either in whole or in part	13.00%
Leveraged buyout
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	3,185	3,137
Unfunded Commitments	945	1,151
Non-U.S.
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	165	172
Unfunded Commitments	57	67
Venture capital
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	316	325
Unfunded Commitments	39	42
Distressed
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	182	258
Unfunded Commitments	42	67
Other..
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	252	373
Unfunded Commitments	98	147
Hedge funds:
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	2,773	3,655
Unfunded Commitments	12	22
Hedge fund investments redeemable monthly (as a percent)	9.00%
Hedge fund investments redeemable quarterly (as a percent)	53.00%
Hedge fund investments redeemable semi-annually (as a percent)	10.00%
Hedge fund investments redeemable annually (as a percent)	28.00%
Hedge fund investments redemption notices of less than 90 days (as a percent)	79.00%
Percentage of hedge fund investments that cannot be redeemed, either in whole or in part	47.00%
Investment redemption notice period (in days/years)	1 day to 180 days
Event-driven
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	774	1,310
Unfunded Commitments	2	2
Long-short
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	927	1,038
Relative value
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	52	230
Distressed.
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	272	369
Unfunded Commitments	10	20
Other hedge funds
INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE
Fair Value Using Net Asset Value	$ 748	$ 708